Stock-Based Compensation (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning	434,998	575,685
Granted	265,000	10,000
Exercised
Forfeited or Canceled	(196,331)	(150,687)
Outstanding at ending	503,667	434,998
Exercisable at ending	236,166	389,997
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning	$ 2.59	$ 2.75
Granted	0.70	1.00
Exercised
Forfeited or Canceled	(2.93)	(3.10)
Outstanding at ending	1.46	2.59
Exercisable at ending	$ 2.27	$ 2.74
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Life [Roll Forward]
Outstanding at beginning	1 year 8 months 12 days	3 years
Outstanding at ending	3 years 3 months 18 days	1 year 8 months 12 days
Exercisable at ending	1 year 10 months 24 days	1 year 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Aggregate Intrinsic Value [Roll Forward]
Outstanding at beginning		$ 1,509
Outstanding at ending
Exercisable at ending